Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2011
Registrant Name	PUTNAM GLOBAL INCOME TRUST
Central Index Key	0000794614
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Feb. 29, 2012